Matthews China Dividend Fund	March 31, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 96.6%

	Shares	Value

CONSUMER DISCRETIONARY: 30.8%
Hotels, Restaurants & Leisure: 9.8%
Yum China Holdings, Inc.	85,894	$5,444,821
Tam Jai International Co., Ltd.	16,628,000	4,943,665
Shanghai Jinjiang International Hotels Co., Ltd. B Shares	2,332,600	4,923,029
Melco Resorts & Entertainment, Ltd. ADR[b]	371,740	4,732,250
Meituan B Shares[b,c,d]	179,820	3,262,333

		23,306,098

Broadline Retail: 9.7%
Alibaba Group Holding, Ltd.[b]	1,508,000	19,099,568
PDD Holdings, Inc. ADR[b]	50,391	3,824,677

		22,924,245

Automobiles: 3.2%
Yadea Group Holdings, Ltd.[c,d]	2,936,000	7,562,908

Household Durables: 2.6%
Haier Smart Home Co., Ltd. D Shares	4,692,403	6,106,693

Textiles, Apparel & Luxury Goods: 2.2%
Xtep International Holdings, Ltd.	4,084,000	5,201,614

Specialty Retail: 1.7%
China Tourism Group Duty Free Corp., Ltd. H Shares[b,c,d]	165,700	4,089,705

Diversified Consumer Services: 1.6%
China Education Group Holdings, Ltd.[d]	4,055,000	3,902,922

Total Consumer Discretionary		73,094,185

COMMUNICATION SERVICES: 16.3%
Interactive Media & Services: 10.5%
Tencent Holdings, Ltd.	507,300	24,791,408

Diversified Telecommunication Services: 5.8%
CITIC Telecom International Holdings, Ltd.	33,809,000	13,787,365

Total Communication Services		38,578,773

FINANCIALS: 10.3%
Banks: 5.4%
Postal Savings Bank of China Co., Ltd. H Shares[c,d]	10,745,000	6,372,392
China Merchants Bank Co., Ltd. A Shares	1,274,084	6,344,034

		12,716,426

Insurance: 2.8%
Ping An Insurance Group Co. of China, Ltd. H Shares	1,035,000	6,695,636

Capital Markets: 2.1%
Hong Kong Exchanges & Clearing, Ltd.	114,000	5,053,019

Total Financials		24,465,081

CONSUMER STAPLES: 8.3%
Beverages: 6.7%
Tsingtao Brewery Co., Ltd. H Shares	786,000	8,591,159
Wuliangye Yibin Co., Ltd. A Shares	259,300	7,407,013

		15,998,172

	Shares	Value

Food Products: 1.6%
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	885,600	$3,745,580

Total Consumer Staples		19,743,752

INDUSTRIALS: 6.6%
Machinery: 3.0%
Yangzijiang Shipbuilding Holdings, Ltd.	4,392,700	3,973,275
Zhuzhou CRRC Times Electric Co., Ltd.	742,200	3,229,210

		7,202,485

Air Freight & Logistics: 2.1%
ZTO Express Cayman, Inc. ADR	170,828	4,895,930

Transportation Infrastructure: 1.5%
Hainan Meilan International Airport Co., Ltd. H Shares[b]	1,486,000	3,609,877

Total Industrials		15,708,292

REAL ESTATE: 5.8%
Real Estate Management & Development: 5.8%
Wharf Real Estate Investment Co., Ltd.	906,000	5,216,178
China Vanke Co., Ltd. H Shares	3,198,000	5,046,277
Onewo, Inc. H Shares[b]	782,730	3,520,181

Total Real Estate		13,782,636

HEALTH CARE: 5.8%
Pharmaceuticals: 4.1%
CSPC Pharmaceutical Group, Ltd.	5,076,000	4,976,092
Livzon Pharmaceutical Group, Inc. H Shares	1,367,600	4,825,696

		9,801,788

Health Care Equipment & Supplies: 1.7%
AK Medical Holdings, Ltd.[c,d]	3,396,000	3,974,904

Total Health Care		13,776,692

MATERIALS: 5.5%
Construction Materials: 4.0%
China Jushi Co., Ltd. A Shares	2,363,707	5,025,942
Huaxin Cement Co., Ltd. H Shares	4,017,792	4,362,081

		9,388,023

Metals & Mining: 1.5%
Tiangong International Co., Ltd.	11,010,000	3,541,527

Total Materials		12,929,550

INFORMATION TECHNOLOGY: 5.2%
Electronic Equipment, Instruments & Components: 3.1%
OPT Machine Vision Tech Co., Ltd. A Shares	185,055	3,719,421
E Ink Holdings, Inc.	587,000	3,582,841

		7,302,262

Software: 2.1%
Longshine Technology Group Co., Ltd. A Shares	1,289,600	5,026,214

Total Information Technology		12,328,476

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Matthews China Dividend Fund	March 31, 2023

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

ENERGY: 2.0%
Oil, Gas & Consumable Fuels: 2.0%
China Suntien Green Energy Corp., Ltd. H Shares	10,800,000	$4,724,048

Total Energy		4,724,048

TOTAL INVESTMENTS: 96.6%		229,131,485
(Cost $233,071,465)

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.4%		7,997,712

NET ASSETS: 100.0%		$237,129,197

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2023, the aggregate value is $25,262,242, which is 10.65% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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